UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $   907,403.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AFFILIATED COMPUTER SERVICES     CL A              008190100    6,771    125,000          SOLE                   125,000      0    0
AMERICREDIT CORP                 NOTE              03060RAP6    1,753  2,000,000 PRN      SOLE                 2,000,000      0    0
ATP OIL & GAS CORP               COM               00208J958    5,591      3,125     PUT  SOLE                     3,125      0    0
BANK OF AMERICA CORPORATION      COM               060505904   15,313      9,050     CALL SOLE                     9,050      0    0
BANK OF AMERICA CORPORATION      COM               060505104      457     27,000          SOLE                    27,000      0    0
BJ SERVICES CO                   COM               055482103    8,644    444,900          SOLE                   444,900      0    0
CENTENNIAL COMMUNICATIONS CP     CL A NEW          15133V208    2,953    370,000          SOLE                   370,000      0    0
CHIPOTLE MEXICAN GRILL INC       CL B              169656204    7,074     85,000          SOLE                    85,000      0    0
CITIGROUP INC                    COM               172967901      242        500     CALL SOLE                       500      0    0
CITIGROUP INC                    COM               172967101      726    150,000          SOLE                   150,000      0    0
COMCAST CORP                     CL A SPL          20030N200      402     25,000          SOLE                    25,000      0    0
DENDREON CORP                    COM               24823Q907      560        200     CALL SOLE                       200      0    0
ENTERPRISE PRODUCTS PARTNERS     COM               293792107    4,544    160,456          SOLE                   160,456      0    0
HEADWATERS INC                   COM               42210P902      744    192,308          SOLE                   192,308      0    0
HEARTWARE INTERNATIONAL INC      COM               422368100    2,956    103,466          SOLE                   103,466      0    0
LIBERTY MEDIA CORP               CAP COM SER A     53071M302      262     12,500          SOLE                    12,500      0    0
LIBERTY MEDIA CORP               ENT COM SER A     53071M500  106,160  3,412,400          SOLE                 3,412,400      0    0
LOEWS CORP                       COM               540424108    3,083     90,000          SOLE                    90,000      0    0
MARVEL ENTERTAINMENT INC         COM               57338T103   74,107  1,493,500          SOLE                 1,493,500      0    0
METAVANTE TECHNOLOGIES INC       COM               591407101    4,917    142,600          SOLE                   142,600      0    0
NATCO GROUP INC-A                CL A              63227W203    6,642    150,000          SOLE                   150,000      0    0
OMNITURE INC                     COM               68212S109    4,824    225,000          SOLE                   225,000      0    0
PENN VIRGINIA CORP               COM               707882106      458     20,000          SOLE                    20,000      0    0
PEPSI BOTTLING GROUP INC         COM               713409100   47,791  1,311,495          SOLE                 1,311,495      0    0
PEPSIAMERICAS INC                COM               71343P200    8,094    283,400          SOLE                   283,400      0    0
PEROT SYSTEMS CORP               COM               714265955    2,132        718     PUT  SOLE                       718      0    0
PEROT SYSTEMS CORP               CL A              714265105   14,933    502,800          SOLE                   502,800      0    0
PFIZER INC                       COM               717081903    4,138      2,500     CALL SOLE                     2,500      0    0
PROSHARES ULTRASHORT REAL ESTATE PSHS ULT S&P 500  74347R552      332     34,300          SOLE                    34,300      0    0
REINSURANCE GROUP OF AMERICA     COM NEW           759351604      812     18,200          SOLE                    18,200      0    0
SCHERING-PLOUGH CORP             COM               806605101   14,634    518,000          SOLE                   518,000      0    0
SEPRACOR INC                     COM               817315104   16,353    714,100          SOLE                   714,100      0    0
SIRIUS XM RADIO INC              COM               82967N958      416      6,500     PUT  SOLE                     6,500      0    0
SIRIUS XM RADIO INC              COM               82967N108    3,937  6,200,000          SOLE                 6,200,000      0    0
SPSS INC                         COM               78462K102    9,992    200,000          SOLE                   200,000      0    0
SPDR TRUST                       COM               78462F953   10,559      1,000     PUT  SOLE                     1,000      0    0
SPDR TRUST                       COM               78462F903   26,398      2,500     CALL SOLE                     2,500      0    0
STEWART ENTERPRISES INC          NOTE              860370AH8    2,559  3,000,000 PRN      SOLE                 3,000,000      0    0
STEWART ENTERPRISES INC          NOTE              860370AK1    9,301 11,000,000 PRN      SOLE                11,000,000      0    0
STEWART ENTERPRISES INC-CL A     CL A              86307105       395     75,500          SOLE                    75,500      0    0
SUN MICROSYSTEMS INC             COM               866810903    4,545      5,000     CALL SOLE                     5,000      0    0
SUN MICROSYSTEMS INC             COM               866810953    4,545      5,000     PUT  SOLE                     5,000      0    0
SUN MICROSYSTEMS INC             COM               866810203   43,239  4,756,795          SOLE                 4,756,795      0    0
TEPPCO PARTNERS LP               UT LTD PARTNER    872384102   10,263    295,600          SOLE                   295,600      0    0
VARIAN INC                       COM               922206107    7,659    150,000          SOLE                   150,000      0    0
WR GRACE & CO                    COM               38388F908    3,044      1,400     CALL SOLE                     1,400      0    0
WYETH                            COM               983024900   19,432      4,000     CALL SOLE                     4,000      0    0
WYETH                            COM               983024950  276,882     56,995     PUT  SOLE                    56,995      0    0
WYETH                            COM               983024100  104,428  2,149,607          SOLE                 2,149,607      0    0
XM SATELLITE RADIO HLDGS INC     NOTE              983759AC5    1,411  1,400,000 PRN      SOLE                 1,400,000      0    0


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